Reinsurance	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Reinsurance	Reinsurance
The Company cedes to affiliated and unaffiliated insurers to enable the Company to manage capital and risk exposure. The Company also assumes from unaffiliated insurers to provide our counterparties with risk management solutions. The Company's historical reinsurance cessions provided a level of risk mitigation desired by prior ownership. The Company's current reinsurance assumptions and internal retrocessions provide strategic business growth opportunities. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly monitors the financial condition and ratings of its reinsurers and structures agreements to provide collateral funds where necessary.
Assumed Reinsurance
Guardian
As disclosed in Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements, on November 1, 2022 (Successor Company), the Company entered into a reinsurance agreement with GIAC to assume certain blocks of variable annuities. Although the separate account assets and liabilities are reported net on the Company's Consolidated Balance Sheets, the Company earns income on the assumed separate account assets.
The following table summarizes the impacts of the transaction:

Assets
Investments	$405
Cash	121
Other assets	3
Total assets	529
Liabilities
Reserve for future policy benefits	3
Other policyholder funds and benefits payable	436
Other liabilities [1]	90
Total liabilities	$529
[1]    Other liabilities represents a deferred gain of $90.
Allianz
As disclosed in Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements, on December 30, 2021 (Successor Company), the Company entered into a reinsurance agreement with Allianz, whereby the Company assumed certain blocks of FIA on a coinsurance basis.
The following table summarizes the impacts of the transaction:

Assets
Investments	$8,357
Cash	(693)
Other assets	75
Reinsurance recoverables	244
Total assets	7,983
Liabilities
Reserve for future policy benefits	616
Other policyholder funds and benefits payable	7,340
Other liabilities [1]	27
Total liabilities	$7,983
[1] Other liabilities includes a deferred gain of $25.
For the period of July 1, 2021 through December 31, 2021 (Successor Company), there was not a material impact on the Consolidated Statements of Operations from the Company's reinsurance arrangement with Allianz.
Ceded Reinsurance
Reinsurance recoverables include balances due from reinsurance companies and are presented net of ACL. The ACL represents an estimate of expected credit losses over the lifetime of the contracts that reflect management’s best estimate of reinsurance cessions that may be uncollectible in the future due to reinsurers’ inability to pay. Reinsurance recoverables include an estimate of the amount of policyholder benefits that may be ceded under the terms of the reinsurance agreements. Amounts recoverable from reinsurers are estimated in a manner consistent with assumptions used for the underlying policy benefits. Accordingly, the Company’s estimate of reinsurance recoverables is subject to similar risks and uncertainties as the estimate of the gross reserve for future policy benefits.

Reinsurance Recoverables, net
	Successor Company
	As Restated
	As of December 31,
	2022	2021
Reserve for future policy benefits and other policyholder funds and benefits payable
Sold businesses (MassMutual and Prudential)	$20,174	$19,850
Commonwealth Annuity and Life Insurance Company ("Commonwealth")	8,001	8,718
TR Re	11,223	6,130
Other reinsurers	1,029	1,187
Gross reinsurance recoverables	40,427	35,885
Less: ACL	27	37
Reinsurance recoverables, net	$40,400	$35,848
As of December 31, 2022 (Successor Company) (as restated), the Company had reinsurance recoverables from Commonwealth, Massachusetts Mutual Life Insurance Company ("MassMutual"), Prudential Financial, Inc. ("Prudential") and TR Re of approximately $8.0 billion, $6.7 billion, $13.5 billion and $11.2 billion, respectively. As of December 31, 2021 (Successor Company), the Company had reinsurance recoverables from Commonwealth, MassMutual, Prudential and TR Re of $8.7 billion, $6.8 billion, $13.1 billion and $6.1 billion, respectively. The Company's obligations to its direct policyholders that have been reinsured to Commonwealth, MassMutual and Prudential are primarily secured by invested assets held in trust. The Company's obligations to its direct policyholders reinsured to TR Re are secured by invested assets held by the Company in segregated portfolios.
Affiliated
As disclosed in Note 1 - Basis of Presentation and Significant Accounting Policies, on December 31, 2022 (Successor Company) and December 31, 2021 (Successor Company), the Company entered into several affiliated reinsurance agreements with TR Re, primarily on a modified coinsurance basis.
The following table summarizes the impacts of these transactions:

December 31, 2022 (Successor Company)
Assets
Reinsurance recoverables	$5,192
VOBA and DAC	(11)
Total assets	5,181
Liabilities
Funds withheld liability	5,045
Other liabilities [1]	136
Total liabilities	$5,181
[1]    Other liabilities includes a deferred gain of $137.
For the year ended December 31, 2022 (Successor Company), there was no impact in the Consolidated Statements of Operations from the Company's affiliated reinsurance arrangement entered into in 2022.

December 31, 2021 (Successor Company)
Assets
Cash	$(184)
Reinsurance recoverables	6,130
Total assets	5,946
Liabilities
Funds withheld liability	5,128
Other liabilities [1]	818
Total liabilities	$5,946
[1]    Other liabilities includes a deferred gain of $805.
For the year ended December 31, 2022 (Successor Company), the impacts in the Consolidated Statements of Operations from the Company's affiliated reinsurance arrangement entered into in 2021, was as follows:

Affiliated Reinsurance Impacts
Successor Company
As Restated
As of December 31, 2022
Revenues
Policy charges and fee income	$(279)
Premiums	(27)
Net investment income	(136)
Net realized capital gains	663
Amortization of deferred gains	27
Total revenues	248
Benefits, losses and expenses
Benefits and losses	(184)
Insurance operating costs and other expenses	(119)
Total benefits, losses and expenses	(303)
Income before income taxes	551
Income tax expense	115
Net income	$436
For the period of July 1, 2021 through December 31, 2021 (Successor Company), there was not a material impact on the Consolidated Statements of Operations from the Company's affiliated reinsurance arrangement entered into in 2021.
Allowance for Credit Losses
For the year ended December 31, 2022, the ACL decreased by $10 to $27. The Company closely monitors the financial condition, ratings and current market information of all its counterparty reinsurers and records an ACL considering the credit quality of the reinsurer, the invested assets in trust, and the period over which the recoverable balances are expected to be collected. Counterparty risk is assessed on a pooled basis in cases of shared risk characteristics, and separately for individual reinsurers when it is more relevant. The Company evaluates historical events, current conditions, and reasonable and supportable forecasts in developing its ACL estimate. Where its contracts permit, the Company secures future claim obligations with various forms of collateral, including irrevocable letters of credit, secured trusts and funds held accounts. The ACL is estimated using a probability of default and loss given default model applied to the amount of reinsurance recoverables, net of collateral, exposed to loss. The probability of default factor is assigned based on each reinsurer's credit rating. The Company reassesses and updates credit ratings on a quarterly basis. The probability of default factors encompass historical industry defaults for liabilities with similar durations to the reinsured liabilities as estimated through multiple economic cycles. The loss given default factors are based on a study of historical recovery rates for general creditors of corporations through multiple economic cycles.
Insurance Revenues

Insurance Revenues
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2022	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Year Ended December 31, 2020
Gross premiums, policy charges and fee income	$2,240	$1,173	$1,210	$2,221
Reinsurance assumed	210	69	64	125
Reinsurance ceded	(1,835)	(801)	(812)	(1,570)
Net premiums, policy charges and fee income	$615	$441	$462	$776
Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $1,648 for the year ended December 31, 2022 (Successor Company), $782 for the period of July 1, 2021 to December 31, 2021 (Successor Company), $958 the period of January 1, 2021 to June 30, 2021 (Predecessor Company), and $1.5 billion for the year ended December 31, 2020 (Predecessor Company). In addition, the Company has reinsured a portion of the risk associated with U.S. variable annuities and the associated GMDB and GMWB risks.